Consolidated Statements of Changes in Stockholders' Equity - EUR (€) € in Thousands		Total	Series B	Share Capital		Share Capital Series B	[1]	Capital Reserve		Capital Reserve Series B	[1]	Treasury Shares	[1]	Treasury Shares Series B	[1]	Accumulated Losses	Other Reserves	Foreign Currency Translation Reserve	Total	Total Series B	Non-controlling Interest
Beginning balance at Dec. 31, 2016		€ 31,858		€ 3,270	[1]			€ 172,416	[1]							€ (112,100)	€ (33,115)		€ 30,471		€ 1,387
Loss for the period		(85,950)														(85,653)			(85,653)		(297)
Other comprehensive income		(23)																€ (23)	(23)
Total comprehensive income		(85,973)														(85,653)		(23)	(85,676)		(297)
Issuance of share capital	[1]			163,494				(163,494)
Share-based payments		5,909															5,909		5,909
Ending balance at Dec. 31, 2017		(48,206)		166,764	[1]			8,922	[1]							(197,753)	(27,206)	(23)	(49,296)		1,090
Loss for the period		(48,262)														(48,019)			(48,019)		(243)
Other comprehensive income		10																10	10
Total comprehensive income		(48,252)														(48,019)		10	(48,009)		(243)
Issuance of share capital		355,816		25,949	[1]			329,867	[1]										355,816
Share-based payments		7,641															7,641		7,641
Settlement of share-based payment plan				583	[1]			5,326	[1]								(5,909)
Ending balance at Dec. 31, 2018		267,000		193,296	[1]			344,115	[1]							(245,771)	(25,474)	(13)	266,153		847
Loss for the period		(179,172)														(179,056)			(179,056)		(116)
Other comprehensive income		77																77	77
Total comprehensive income		(179,095)														(179,056)		77	(178,979)		(116)
Issuance of share capital		49,874	€ 198,855	8,126	[1]	€ 17,990		41,748	[1]	€ 186,390				€ (5,525)					49,874	€ 198,855
Capital increase initial public offering (referred to as IPO)		143,260		10,517	[1]			132,743	[1]										143,260
Acquisition of non-controlling interest				2,375	[1]			(1,644)	[1]										731		€ (731)
Transaction costs		(16,638)						(16,638)	[1]										(16,638)
Share-based payments		30,236															30,236		30,236
Ending balance at Dec. 31, 2019		€ 493,492		€ 232,304	[1]			€ 686,714	[1]			€ (5,525)				€ (424,827)	€ 4,762	€ 64	€ 493,492

[1]	Numbers have been adjusted to reflect capital increase due to 1:18 share split which occurred on September 18, 2019.